Schedule of Investments

May 31, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–141.67%(a)
Alabama–3.18%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$1,000	$842,065

Black Belt Energy Gas District (The); Series 2022 F, RB(b)	5.50%	12/01/2028	1,000	1,060,387

Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (Acquired 10/18/2010; Cost $739,982)(c)(d)	5.50%	01/01/2043	925	555,000

Jefferson (County of), AL;
Series 2013 C, Revenue Wts. (INS - AGM)(e)(f)	6.60%	10/01/2042	1,300	1,343,595

Series 2013 F, Revenue Wts.(e)	7.75%	10/01/2046	1,700	1,760,762

Series 2013 F, Revenue Wts.(e)	7.90%	10/01/2050	1,000	1,035,365

Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2034	1,950	2,019,226

Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(g)	5.25%	05/01/2044	1,000	886,242

				9,502,642

American Samoa–0.26%
American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.63%	09/01/2035	750	780,342

Arizona–2.74%
Arizona (State of) Industrial Development Authority (Academies of Math & Science); Series 2022, RB(g)	5.25%	07/01/2052	1,700	1,580,520

Arizona (State of) Industrial Development Authority (Kaizen Education Foundation); Series 2016, RB(g)	5.75%	07/01/2036	1,500	1,531,681

Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2040	1,500	1,278,297

Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(g)	6.75%	07/01/2044	750	758,484

Pima (County of), AZ Industrial Development Authority (Career Success Schools); Series 2020, Ref. RB(g)	5.50%	05/01/2040	1,500	1,436,254

Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU); Series 2017 A, RB(g)	6.13%	10/01/2052	1,000	605,632

Town of Florence, Inc. (The) Industrial Development Authority (Legacy Traditional School - Queen Creek and Casa Grande Campuses); Series 2013, RB(b)(g)(h)	6.00%	07/01/2023	1,000	1,001,883

				8,192,751

Arkansas–0.49%
Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(i)	5.45%	09/01/2052	1,500	1,465,560

California–24.82%
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB(b)(h)(j)(k)	5.00%	04/01/2027	2,250	2,439,553

California (State of); Series 2020, GO Bonds (INS - BAM)(f)	3.00%	03/01/2050	2,000	1,552,707

California (State of) Educational Facilities Authority (Stanford University);
Series 2010, RB(k)	5.25%	04/01/2040	500	603,132

Series 2013, RB(k)	5.00%	10/01/2032	3,000	3,607,651

Series 2014 U-6, RB(k)	5.00%	05/01/2045	3,000	3,513,157

California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.); Series 2014 B, RB	5.88%	08/15/2049	1,250	1,254,832

California (State of) Municipal Finance Authority (Palomar Health); Series 2022 A, Ref. COP (INS - AGM)(f)	5.25%	11/01/2052	1,250	1,329,537

California (State of) Pollution Control Financing Authority; Series 2012, RB(g)(i)	5.00%	07/01/2037	1,000	1,001,830

California (State of) Pollution Control Financing Authority (Aemerge Redpak Services Southern California LLC); Series 2016, RB (Acquired 01/22/2016-09/25/2017; Cost $937,500)(c)(d)(g)(i)	7.00%	12/01/2027	940	94,000

California (State of) School Finance Authority (Aspire Public Schools Obligated Group); Series 2022, RB(g)	5.00%	08/01/2052	1,875	1,782,208

California (State of) School Finance Authority (New Designs Charter School); Series 2012, RB	5.50%	06/01/2042	695	695,186

California (State of) Statewide Communities Development Authority (Creative Child Care & Team Charter); Series 2015, RB(g)	6.75%	06/01/2045	740	716,169

California (State of) Statewide Communities Development Authority (Emanate Health); Series 2020 A, RB	3.00%	04/01/2050	1,250	863,407

California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2022 A, RB (INS - AGM)(f)	5.25%	08/15/2052	2,250	2,386,997

California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.50%	12/01/2054	2,000	1,988,482

See accompanying notes which are an integral part of this schedule.

                             Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002, RB	6.00%	05/01/2043	$750	$763,084

Series 2006 A, RB(l)	0.00%	06/01/2046	10,000	2,428,383

Series 2006 C, RB(g)(l)	0.00%	06/01/2055	25,000	1,463,172

Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	865	853,493

Foothill-Eastern Transportation Corridor Agency; Series 2014 C, Ref. RB(b)(h)	6.50%	01/15/2024	1,000	1,018,906

Fresno (City of), CA; Series 2023 A, Ref. RB (INS - BAM)(f)(i)	5.00%	07/01/2053	1,250	1,308,537

Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(l)	0.00%	06/01/2066	11,800	1,198,689

Inland Empire Tobacco Securitization Corp.; Series 2007 C-1, RB(l)	0.00%	06/01/2036	10,000	4,286,920

Long Beach (City of), CA Finance Authority; Series 2023, RB(k)	4.00%	08/01/2053	10,000	9,582,921

Poway Unified School District (School Facilities Improvement); Series 2011, GO Bonds(l)	0.00%	08/01/2039	8,000	4,101,574

Regents of the University of California Medical Center; Series 2022, RB(j)(k)	4.00%	05/15/2053	10,740	9,797,200

San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 C, RB(l)	0.00%	08/01/2037	5,000	2,224,062

Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(l)	0.00%	06/01/2036	2,000	965,792

Series 2007 A, RB(l)	0.00%	06/01/2041	5,000	1,777,489

Southern California Logistics Airport Authority; Series 2008 A, RB(l)	0.00%	12/01/2044	18,085	3,980,630

Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB(l)	0.00%	06/01/2054	3,500	644,932

Ventura Unified School District (Election of 2022); Series 2022 A, GO Bonds(k)	4.00%	08/01/2048	4,000	3,915,638

				74,140,270

Colorado–13.81%
Buffalo Highlands Metropolitan District; Series 2018 A, GO Bonds	5.25%	12/01/2038	1,185	1,148,354

Canyons Metropolitan District No. 5;
Series 2016, GO Bonds	7.00%	12/15/2057	1,500	1,023,422

Series 2017 A, Ref. GO Bonds	6.13%	12/01/2047	1,000	972,226

Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	1,500	1,290,914

Chaparral Pointe Metropolitan District; Series 2021, GO Bonds(g)	5.00%	12/01/2051	1,350	1,110,610

Colorado (State of) Health Facilities Authority (Intermountain Healthcare); Series 2020 A, RB(k)	4.00%	05/15/2052	9,900	9,369,807

Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB(b)(h)	5.50%	01/01/2024	3,000	3,038,039

Colorado (State of) Health Facilities Authority (Sunny Vista Living Center); Series 2015 A, Ref. RB(g)	6.25%	12/01/2050	1,000	675,779

Denver (City & County of), CO;
Series 2018 A, RB(i)(k)	5.25%	12/01/2043	3,000	3,123,274

Series 2022, RB(i)(j)(k)	5.00%	11/15/2042	1,000	1,055,516

Series 2022, RB(i)(j)(k)	5.75%	11/15/2045	2,000	2,243,346

Dominion Water & Sanitation District; Series 2022, Ref. RB	5.88%	12/01/2052	2,270	2,208,664

East Bend Metropolitan District; Series 2022, GO Bonds	6.50%	12/01/2052	2,600	2,526,006

Gardens on Havana Metropolitan District No. 3 (The); Series 2017 B, RB	7.75%	12/15/2047	700	665,484

Hess Ranch Metropolitan District No. 6; Series 2020 A-2, GO Bonds(e)	5.75%	12/01/2049	1,000	716,164

Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	1,464	1,175,496

North Range Metropolitan District No. 2; Series 2017 A, Ref. GO Bonds	5.75%	12/01/2047	1,000	1,005,642

Palisade Metropolitan District No. 2; Series 2019, GO Bonds	7.25%	12/15/2049	1,000	912,106

Remuda Ranch Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2050	2,300	2,025,725

Ridgeline Vista Metropolitan District; Series 2021 A, GO Bonds	5.25%	12/01/2060	1,000	946,752

Rudolph Farms Metropolitan District No. 6; Series 2022 A, GO Bonds	6.50%	06/01/2052	1,500	1,452,544

Talon Pointe Metropolitan District; Series 2019 A, Ref. GO Bonds	5.25%	12/01/2051	1,000	770,343

West Meadow Metropolitan District (Senior Bonds); Series 2023 A, Ref. GO Bonds(g)	6.50%	12/01/2050	500	513,442

Windler Public Improvement Authority; Series 2021 A-2, RB(e)	4.63%	12/01/2051	2,375	1,265,014

				41,234,669

Connecticut–0.55%
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(c)(m)	5.13%	10/01/2036	5,310	637,200

Hamden (Town of), CT (Whitney Center); Series 2022 A, RB	7.00%	01/01/2053	1,000	1,012,431

				1,649,631

See accompanying notes which are an integral part of this schedule.

                             Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Delaware–0.32%
Millsboro (Town of), DE (Plantation Lakes Special Development District); Series 2018, Ref. RB(g)	5.25%	07/01/2048	$999	$953,489

District of Columbia–0.64%
Tender Option Bond Trust Receipts/Certificates; Series 2023, RB(g)(i)(n)	0.00%	10/01/2048	1,500	1,908,548

Florida–13.45%
Alachua (County of), FL Health Facilities Authority (East Ridge Retirement Village, Inc.); Series 2014, RB (Acquired 02/26/2014-06/30/2014; Cost $890,847)(d)	6.38%	11/15/2049	900	631,536

Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2022 A, Ref. RB(g)	5.00%	11/15/2061	1,075	704,877

Series 2022 B, RB(g)	6.50%	11/15/2033	100	88,483

Broward (County of), FL Airport System; Series 2017, RB(i)(j)(k)	5.00%	10/01/2042	3,000	3,068,969

Capital Trust Agency, Inc. (Advantage Academy of Hillsborough); Series 2019 A, RB	5.00%	12/15/2049	2,630	2,518,345

Capital Trust Agency, Inc. (H-Bay Ministries, Inc.- Superior Residences); Series 2018 A-1, RB(c)	5.00%	07/01/2048	250	87,500

Capital Trust Agency, Inc. (Tallahassee Tapestry);
Series 2015, RB (Acquired 08/14/2019; Cost $102,052)(c)(d)(g)	6.75%	12/03/2035	100	32,750

Series 2015, RB(c)(g)	7.00%	12/01/2045	1,000	327,500

Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013-12/19/2013; Cost $1,183,318)(c)(d)(g)	8.25%	05/15/2049	937	103,045

Florida Development Finance Corp. (Parrish Charter Academy, Inc.); Series 2023, RB(b)(g)	6.25%	06/15/2028	2,140	2,105,586

Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2015, RB(g)	6.13%	06/15/2046	1,000	1,001,386

Florida Development Finance Corp. (River City Science Academy); Series 2021, RB	4.00%	07/01/2045	1,200	995,834

Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts); Series 2018 A, RB(g)	5.38%	07/15/2038	1,300	1,183,750

Lee (County of), FL Industrial Development Authority (Lee County Community Charter Schools, LLC); Series 2012, IDR(g)	5.75%	06/15/2042	1,200	1,144,933

Manatee (County of), FL; Series 2023, Ref. RB(k)	4.00%	10/01/2053	10,000	9,660,264

Miami-Dade (County of), FL;
Series 2009, RB(l)	0.00%	10/01/2042	7,900	3,267,589

Series 2022, RB(k)	5.00%	07/01/2052	5,000	5,355,380

Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB	5.00%	04/01/2053	1,500	1,549,315

Seminole (County of), FL; Series 2022, RB(k)	5.00%	10/01/2052	2,430	2,604,632

Tampa (City of), FL; Series 2020 A, RB(l)	0.00%	09/01/2049	13,829	3,754,470

				40,186,144

Guam–0.18%
Guam (Territory of) Department of Education (John F. Kennedy); Series 2020, Ref. COP	5.00%	02/01/2040	545	541,657

Idaho–0.79%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	1,600	1,162,838

Idaho (State of) Housing & Finance Association (Future Public School); Series 2022 A, RB(g)	4.00%	05/01/2057	1,705	1,203,735

				2,366,573

Illinois–11.46%
Bolingbrook (Village of), IL; Series 2005, RB	6.25%	01/01/2024	593	581,010

Chicago (City of), IL;
Series 2007 F, Ref. GO Bonds	5.50%	01/01/2042	1,250	1,266,720

Series 2009 C, Ref. GO Bonds(l)	0.00%	01/01/2031	5,020	3,630,958

Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,500	1,590,753

Chicago (City of), IL (O’Hare International Airport);
Series 2022 A, RB(i)(k)	4.63%	01/01/2053	1,000	978,836

Series 2022 A, RB (INS - AGM)(f)(i)(k)	5.50%	01/01/2053	1,000	1,072,291

Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2046	1,500	1,449,705

Series 2021 A, GO Bonds	5.00%	12/01/2034	2,250	2,334,564

Series 2022 B, Ref. GO Bonds	4.00%	12/01/2040	1,665	1,500,380

Illinois (State of);
Series 2014, GO Bonds	5.00%	05/01/2039	1,000	1,004,715

Series 2017 C, GO Bonds	5.00%	11/01/2029	1,000	1,064,069

Series 2020, GO Bonds	5.75%	05/01/2045	1,000	1,086,404

Series 2021 A, GO Bonds	5.00%	03/01/2046	500	518,584

Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(i)	8.00%	06/01/2032	140	140,115

See accompanying notes which are an integral part of this schedule.

                             Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)
Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, RB(g)	6.00%	12/01/2045	$1,000	$1,023,909

Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2040	1,525	1,294,164

Series 2019 A, Ref. RB	5.00%	11/01/2049	1,000	785,576

Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group); Series 2022, RB(j)(k)	5.00%	08/15/2051	5,375	5,648,846

Illinois (State of) Finance Authority (Peace Village); Series 2013, RB(b)(h)	7.00%	08/15/2023	1,000	1,005,901

Illinois (State of) Finance Authority (Rogers Park Montessori School); Series 2014, Ref. RB	6.13%	02/01/2045	1,500	1,504,535

Illinois (State of) Finance Authority (Roosevelt University); Series 2019 A, RB(g)	6.00%	04/01/2038	1,000	955,504

Illinois (State of) Finance Authority (Villa St. Benedict); Series 2015, Ref. RB	6.38%	11/15/2043	775	779,581

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2017 B, Ref. RB(e)	4.70%	12/15/2037	1,000	656,501

Series 2017 B, Ref. RB(e)	4.95%	12/15/2047	3,900	2,368,364

				34,241,985

Indiana–2.13%
Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB(g)	5.90%	07/01/2038	1,000	984,269

Series 2018 A, Ref. RB(g)	6.00%	07/01/2048	1,000	964,806

Indiana (State of) Finance Authority (University of Evansville); Series 2022 A, Ref. RB	5.25%	09/01/2044	3,500	3,388,656

Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(i)	7.00%	01/01/2044	1,000	1,016,712

				6,354,443

Iowa–1.83%
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	1,000	955,095

Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(b)	5.00%	12/01/2042	2,000	2,022,582

Iowa (State of) Finance Authority (Northcrest, Inc.); Series 2018 A, RB	5.00%	03/01/2038	1,150	1,055,262

Iowa (State of) Tobacco Settlement Authority; Series 2021 B-2, Ref. RB(l)	0.00%	06/01/2065	13,000	1,439,056

				5,471,995

Kansas–1.00%
Wichita (City of), KS (Larksfield Place); Series 2013 III, Ref. RB(b)(h)	7.38%	12/15/2023	1,000	1,018,826

Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.50%	05/15/2048	1,000	986,598

Series 2018 I, Ref. RB	5.00%	05/15/2038	1,115	971,977

				2,977,401

Kentucky–0.76%
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 C, RB(e)	6.88%	07/01/2046	2,000	2,276,196

Louisiana–0.23%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority; Series 2015 A, Ref. RB	6.25%	11/15/2045	750	695,522

Massachusetts–0.58%
Massachusetts (Commonwealth of); Series 2004 A, Ref. GO Bonds (INS - AMBAC)(f)(k)	5.50%	08/01/2030	960	1,114,910

Massachusetts (Commonwealth of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(k)	5.50%	07/01/2032	505	623,962

				1,738,872

Michigan–1.00%
Charyl Stockwell Academy; Series 2015, Ref. RB	5.75%	10/01/2045	635	588,368

Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.); Series 2016, RB(g)	5.00%	07/01/2046	2,705	1,623,054

Michigan (State of) Strategic Fund (Friendship Village of Kalamazoo); Series 2021, Ref. RB(g)	5.00%	08/15/2051	1,000	774,321

				2,985,743

Minnesota–1.49%
Ramsey (City of), MN; Series 2022 A, Ref. RB	5.00%	06/01/2032	1,500	1,503,848

Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	1,000	985,229

St. Paul (City of), MN Housing & Redevelopment Authority (Emerald Gardens); Series 2010, Ref. RB	6.25%	03/01/2025	450	450,141

See accompanying notes which are an integral part of this schedule.

                             Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Minnesota–(continued)
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy);
Series 2018, RB	5.00%	12/01/2043	$1,000	$ 946,035

Series 2023, Ref. RB	5.50%	12/01/2038	545	559,125

				4,444,378

Missouri–2.80%
Branson Hills Infrastructure Facilities Community Improvement District; Series 2007 A, RB(m)	5.50%	04/01/2027	686	164,708

Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2050	1,250	939,171

Series 2017, Ref. RB	5.25%	05/15/2037	2,250	1,918,884

Lee’s Summit (City of), MO Industrial Development Authority (John Knox Village);
Series 2016 A, RB	5.00%	08/15/2046	2,000	1,586,498

Series 2018, Ref. RB	5.00%	08/15/2042	755	621,644

Missouri (State of) Development Finance Board (St. Louis Zoo); Series 2022, RB(k)	5.13%	05/01/2052	1,500	1,596,943

St. Louis (City of), MO Industrial Development Authority; Series 2011, RB	6.38%	12/01/2025	275	275,000

St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.13%	09/01/2049	1,500	1,268,249

				8,371,097

Nevada–0.76%
North Las Vegas (City of), NV Special Improvement District No. 66 (Villages at Tule Springs Village 1); Series 2022, RB(g)	5.75%	06/01/2047	1,600	1,567,386

Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor); Series 2018 C, Ref. RB(g)(l)	0.00%	07/01/2058	5,500	699,206

				2,266,592

New Hampshire–0.34%
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	1,091	1,016,227

New Jersey–2.46%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(i)	5.25%	09/15/2029	1,000	1,002,602

Series 2012, RB(i)	5.75%	09/15/2027	1,000	1,002,498

New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.); Series 2014 A, RB(g)	6.30%	10/01/2049	1,200	1,205,934

New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.); Series 2012 C, RB	5.30%	07/01/2044	1,000	966,701

New Jersey (State of) Transportation Trust Fund Authority; Series 2022, RB	5.00%	06/15/2048	3,000	3,165,032

				7,342,767

New York–9.72%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB(l)	0.00%	07/15/2035	1,475	839,989

Series 2009, RB(l)	0.00%	07/15/2046	10,000	2,963,742

Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2050	1,000	748,557

Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB (Acquired 05/05/2009-11/16/2016; Cost $1,619,376)(d)	5.00%	01/01/2058	1,479	665,448

Series 2021, Ref. RB (Acquired 09/07/2021; Cost $730,000)(d)(g)	9.00%	01/01/2041	730	605,900

New York (City of), NY Transitional Finance Authority; Series 2022, RB(k)	5.25%	11/01/2048	5,000	5,531,251

New York (State of) Dormitory Authority; Series 2018 E, RB(k)	5.00%	03/15/2045	2,250	2,389,327

New York Counties Tobacco Trust V; Series 2005 S-2, RB(l)	0.00%	06/01/2050	8,100	1,121,818

New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	2,000	2,070,439

New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 3, Ref. RB(g)	7.25%	11/15/2044	1,000	1,012,808

New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. RB(i)	5.00%	08/01/2026	610	610,753

New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment); Series 2020, RB(i)	4.38%	10/01/2045	1,750	1,660,170

New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, RB(i)(j)(k)	5.00%	07/01/2046	1,750	1,704,480

Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels); Series 2017 A, RB(k)	5.00%	11/15/2047	4,170	4,344,459

TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,000	1,878,149

See accompanying notes which are an integral part of this schedule.

                             Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(g)(i)	7.00%	06/01/2046	$1,000	$881,890

				29,029,180

North Carolina–0.60%
North Carolina (State of) Medical Care Commission (Aldersgate); Series 2013, Ref. RB(b)(h)	6.25%	07/01/2023	750	751,561

North Carolina (State of) Medical Care Commission (Salemtowne Project); Series 2018 A, RB	5.00%	10/01/2043	1,260	1,042,145

				1,793,706

North Dakota–0.17%
Burleigh (County of), ND (University of Mary); Series 2016, RB	5.20%	04/15/2046	565	510,414

Ohio–3.99%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	1,755	1,626,020

Series 2020 B-3, Ref. RB(l)	0.00%	06/01/2057	11,600	1,292,547

Cuyahoga (County of), OH (MetroHealth System); Series 2017, Ref. RB	5.00%	02/15/2052	3,250	3,183,754

Franklin (County of), OH (Wesley Communities); Series 2020, Ref. RB	5.25%	11/15/2055	1,500	1,254,678

Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	3,075	2,751,442

Ohio (State of) Air Quality Development Authority (AMG Vanadium Project); Series 2019, RB(g)(i)	5.00%	07/01/2049	2,000	1,808,493

				11,916,934

Oklahoma–0.00%
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB(c)	5.00%	08/01/2052	1,750	1,750

Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch); Series 2016 A, RB(c)	7.00%	11/01/2051	665	1,664

				3,414

Pennsylvania–3.52%
Pennsylvania (Commonwealth of); First Series 2014, GO Bonds(k)	5.00%	06/15/2034	3,000	3,052,028

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges); Series 2022, RB(i)	6.00%	06/30/2061	1,250	1,384,311

Philadelphia (City of), PA Authority for Industrial Development (Discovery Charter School); Series 2022, Ref. RB(g)	5.00%	04/15/2052	2,400	2,078,292

Philadelphia (City of), PA Authority for Industrial Development (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.25%	06/15/2043	750	771,247

Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	3,000	3,218,788

				10,504,666

Puerto Rico–8.53%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	440	440,018

Series 2002, RB	5.63%	05/15/2043	1,000	1,005,675

Series 2005 A, RB(l)	0.00%	05/15/2050	27,000	4,815,461

Puerto Rico (Commonwealth of); Subseries 2022, RN	0.00%	11/01/2043	6,638	3,244,224

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 TT, RB(c)	5.00%	07/01/2037	495	355,163

Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2035	1,000	982,421

Series 2010 XX, RB(c)	5.25%	07/01/2040	2,300	1,650,250

Series 2010 ZZ, Ref. RB(c)	5.00%	12/01/2049	2,985	2,096,962

Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB(i)	6.63%	06/01/2026	900	914,046

Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(l)	0.00%	07/01/2046	24,150	6,526,475

Series 2018 A-1, RB(l)	0.00%	07/01/2051	10,062	2,003,862

Series 2018 A-1, RB	5.00%	07/01/2058	1,500	1,436,921

				25,471,478

See accompanying notes which are an integral part of this schedule.

                             Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

South Carolina–1.07%
South Carolina (State of) Jobs-Economic Development Authority (High Point Academy Project); Series 2018 A, RB(g)	5.75%	06/15/2039	$1,500	$1,520,506

South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes); Series 2018 A, Ref. RB	5.00%	04/01/2048	2,000	1,662,505

				3,183,011

Tennessee–3.38%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	5.63%	06/01/2035	1,000	898,559

Knox (County of), TN & Knoxville (City of), TN Sports Authority (Multi-Use Stadium); Series 2023 A, RB	6.00%	12/01/2054	5,000	5,743,638

Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University); Series 2019, Ref. RB	5.25%	10/01/2058	1,500	1,433,009

Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB	5.50%	09/01/2047	1,600	1,335,349

Series 2016 A, Ref. RB(g)	5.00%	09/01/2031	750	682,896

				10,093,451

Texas–11.77%
Bexar County Health Facilities Development Corp. (Army Retirement Residence Foundation);
Series 2016, Ref. RB	4.00%	07/15/2031	1,500	1,344,142

Series 2016, Ref. RB	5.00%	07/15/2041	1,000	870,401

Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC); Series 2019, RB(i)	7.00%	03/01/2039	1,200	1,109,528

Houston (City of), TX Airport System (Continental Airlines, Inc.); Series 2011 A, Ref. RB(i)	6.63%	07/15/2038	1,000	1,003,058

La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(b)(g)(h)	5.50%	08/15/2024	750	767,180

Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2023 A, Ref. RB (INS - AGM)(f)(k)	5.25%	05/15/2053	10,000	10,949,993

Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(g)(i)	4.63%	10/01/2031	1,500	1,454,012

New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2036	600	483,185

New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	1,000	873,491

New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.50%	11/15/2046	400	326,223

Series 2016 A, RB	5.50%	11/15/2052	1,500	1,189,871

North Texas Tollway Authority; Series 2011 B, RB(b)(h)(l)	0.00%	09/01/2031	7,000	3,375,763

Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	6.00%	09/15/2046	450	450,114

Sanger Industrial Development Corp. (Texas Pellets); Series 2012 B, RB (Acquired 09/04/2012; Cost $990,000)(c)(d)(i)(m)	8.00%	07/01/2038	990	247,500

Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana); Series 2017, RB	6.75%	11/15/2052	1,000	987,361

Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB(c)	6.38%	02/15/2052	1,000	550,000

Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way); Series 2020, RB	5.75%	12/01/2054	913	593,331

Tender Option Bond Trust Receipts/Certificates; Series 2023, RB(g)(n)	11.85%	02/01/2050	1,440	2,199,533

Texas (State of) Water Development Board;
Series 2022, RB(k)	4.80%	10/15/2052	2,000	2,124,166

Series 2022, RB(k)	5.00%	10/15/2057	1,000	1,088,969

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2019 A, Ref. RB	4.00%	12/31/2038	1,000	928,566

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(i)	6.75%	06/30/2043	1,000	1,005,764

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3C); Series 2019, RB(i)	5.00%	06/30/2058	1,250	1,235,670

				35,157,821

Utah–2.00%
Salt Lake City (City of), UT; Series 2018 A, RB(i)(k)	5.00%	07/01/2043	3,000	3,078,261

Utah (State of) Charter School Finance Authority (Wallace Stegner Academy); Series 2022 A, RB(g)	5.75%	06/15/2052	3,000	2,909,395

				5,987,656

Virginia–0.57%
Ballston Quarter Community Development Authority; Series 2016 A, RB	5.38%	03/01/2036	945	715,252

See accompanying notes which are an integral part of this schedule.

                             Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virginia–(continued)
Tobacco Settlement Financing Corp.; Series 2007 B-2, RB	5.20%	06/01/2046	$1,000	$976,410

				1,691,662

Washington–2.18%
King (County of), WA Public Hospital District No. 4; Series 2015 A, RB	6.25%	12/01/2045	1,000	1,023,157

Washington (State of) Convention Center Public Facilities District; Series 2018, RB(j)(k)	5.00%	07/01/2058	3,225	3,242,266

Washington (State of) Housing Finance Commission (Heron’s Key Senior Living); Series 2015 A, RB(b)(g)(h)	7.00%	07/01/2025	740	787,511

Washington (State of) Housing Finance Commission (Presbyterian Retirement Communities Northwest); Series 2016 A, Ref. RB(g)	5.00%	01/01/2051	2,000	1,447,762

				6,500,696

West Virginia–1.62%
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District); Series 2019 A, RB(g)	5.75%	06/01/2042	1,495	1,086,754

Kanawha (County of), WV (The West Virginia State University Foundation); Series 2013, RB(b)(g)(h)	6.75%	07/01/2023	1,000	1,002,435

Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(g)	5.75%	06/01/2043	2,000	2,040,669

West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(g)(i)	7.25%	02/01/2036	750	525,000

Series 2018, RB(g)(i)	8.75%	02/01/2036	240	192,000

				4,846,858

Wisconsin–4.48%
Wisconsin (State of) Center District; Series 2020 D, RB (INS - AGM)(f)(l)	0.00%	12/15/2060	5,000	744,445

Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center); Series 2017 A, RB(g)	6.85%	10/01/2047	2,000	1,200,000

Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(g)	7.00%	12/01/2050	1,400	1,205,484

Wisconsin (State of) Public Finance Authority (Coral Academy of Science Reno); Series 2022, RB(g)	5.88%	06/01/2052	900	871,427

Wisconsin (State of) Public Finance Authority (Cross Creek Public Improvement District); Series 2019, RB(g)	5.75%	10/01/2053	975	978,499

Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center); Series 2017 A, RB (Acquired 04/03/2017; Cost $982,548)(c)(d)(g)	6.85%	11/01/2046	1,000	600,000

Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2018 A, RB(g)	6.13%	02/01/2048	1,000	869,446

Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(g)	6.25%	01/01/2038	1,000	615,000

Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(i)	7.25%	06/01/2035	2,500	2,383,541

Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.20%	12/01/2037	1,500	1,523,614

Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.88%	04/01/2045	660	668,433

Wisconsin (State of) Public Finance Authority (Uwharrie Charter Academy); Series 2022 A, RB(g)	5.00%	06/15/2057	2,000	1,711,185

				13,371,074

TOTAL INVESTMENTS IN SECURITIES(o)–141.67% (Cost $437,174,176)				423,167,515

FLOATING RATE NOTE OBLIGATIONS–(28.66)%
Notes with interest and fee rates ranging from 0.52% to 4.08% at 05/31/2023 and contractual maturities of collateral ranging from 08/01/2030 to 07/01/2058(p)				(85,615,000)

VARIABLE RATE MUNI TERM PREFERRED SHARES–(10.04)%				(29,981,119)

OTHER ASSETS LESS LIABILITIES–(2.97)%				(8,880,782)

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$298,690,614

See accompanying notes which are an integral part of this schedule.

                             Invesco Municipal Income Opportunities Trust

Investment Abbreviations:

AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
COP	– Certificates of Participation
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(c)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2023 was $7,340,284, which represented 1.76% of the Trust’s Net Assets.

(d)	Restricted security. The aggregate value of these securities at May 31, 2023 was $3,535,179, which represented 1.18% of the Trust’s Net Assets.

(e)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(f)	Principal and/or interest payments are secured by the bond insurance company listed.

(g)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $66,768,454, which represented 22.35% of the Trust’s Net Assets.

(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(i)	Security subject to the alternative minimum tax.

(j)

Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $21,150,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(k)	Underlying security related to TOB Trusts entered into by the Trust.

(l)	Zero coupon bond issued at a discount.

(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.

(n)

Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2023.

(o)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(p)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2023. At May 31, 2023, the Trust’s investments with a value of $118,481,428 are held by TOB Trusts and serve as collateral for the $85,615,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

                             Invesco Municipal Income Opportunities Trust

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of May 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$422,118,107	$1,049,408	$423,167,515

                             Invesco Municipal Income Opportunities Trust